INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of current inventories [abstract]
Cost of sales	$ 54,904	$ 50,259	$ 53,098
Provision		$ 4,786
Product acquired term		15 Years ago